Annual Operating Expenses {- Fidelity Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-15 - Fidelity Emerging Markets Discovery Fund - Fidelity Emerging Markets Discovery Fund
Dec. 30, 2021
Operating Expenses:
Management fee	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.36%
Total annual operating expenses	1.19%